Segment information	12 Months Ended
Dec. 31, 2020
Segment information
Segment information

23. Segment information

The following table summarizes the Group’s long-lived assets (including property and equipment, net, intangible assets, net, goodwill, operating lease right-of-use assets and other non-current assets) from the following geographic areas:

	As of December 31,
	2019	2020
	RMB	RMB
PRC, excluding Hong Kong	245,874	181,075
Hong Kong	41,233	5,526
Others	6,786	3,988
Total long-lived assets	293,893	190,589